Schedule of condensed consolidated statement of income and cash flow (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
Amortization charge of right-of use assets	$ 879	$ 6,824	$ 5,410
Right-of-use assets obtained in exchange for operating lease liabilities	2,260	17,604
Interest on lease liabilities	47	368	313	$ 469
Cash paid for operating leases	$ 893	$ 6,935	$ 6,301